UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-07527

                                  Turner Funds
               (Exact name of registrant as specified in charter)

                                    --------


                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-224-6312

                   Date of fiscal year end: September 30, 2009

                   Date of reporting period: December 31 2008

Item 1.   Schedule of Investments.


--------------------------------------------------------------------------------

Schedule of investments
Turner Concentrated Growth Fund
December 31, 2008 (Unaudited)
                                                        Value
                                            Shares      (000)
--------------------------------------------------------------------------------
 Common stock -- 96.6%++
--------------------------------------------------------------------------------
 Consumer discretionary -- 11.1%
--------------------------------------------------------------------------------
 Guess?                                     58,870      $ 904
 Lowe's                                     61,810      1,330
 Toll Brothers *                            47,450      1,017
                                                       ------

 Total Consumer discretionary                           3,251
                                              ---------------

--------------------------------------------------------------------------------
 Energy -- 5.5%
--------------------------------------------------------------------------------
 Transocean *                               34,450      1,628
                                                       ------

 Total Energy                                           1,628
                                              ---------------

--------------------------------------------------------------------------------
 Financials -- 18.6%
--------------------------------------------------------------------------------
 BlackRock, Cl A                            11,240      1,508
 Charles Schwab                             81,760      1,322
 JPMorgan Chase                             48,140      1,518
 Marsh & McLennan                           45,580      1,106
                                                       ------

 Total Financials                                       5,454
                                              ---------------

--------------------------------------------------------------------------------
 Health care -- 13.3%
--------------------------------------------------------------------------------
 Covidien                                   29,120      1,055
 Gilead Sciences *                          33,850      1,731
 Intuitive Surgical *                        8,850      1,124
                                                       ------

 Total Health care                                      3,910
                                              ---------------

--------------------------------------------------------------------------------
 Industrials -- 4.7%
--------------------------------------------------------------------------------
 First Solar *                               9,960      1,374
                                                       ------

 Total Industrials                                      1,374
                                              ---------------

--------------------------------------------------------------------------------
 Information technology -- 34.7%
--------------------------------------------------------------------------------
 Apple *                                    10,390        887
 Applied Materials                         130,580      1,323
 Broadcom, Cl A *                           73,440      1,246
 Google, Cl A *                              5,130      1,578
 Intel                                      86,460      1,267
 Lam Research *                             56,660      1,206
 QUALCOMM                                   45,590      1,633
 SanDisk *                                 106,740      1,025
                                                       ------

 Total Information technology                          10,165
                                               --------------

--------------------------------------------------------------------------------
 Materials -- 5.0%
--------------------------------------------------------------------------------
 Monsanto                                   20,650      1,453
                                                       ------

 Total Materials                                        1,453
                                              ---------------

--------------------------------------------------------------------------------
 Telecommunication services -- 3.7%
--------------------------------------------------------------------------------
 China Mobile ADR                           21,640      1,100
                                                       ------

 Total Telecommunication services                       1,100
                                              ---------------

--------------------------------------------------------------------------------

 Total Common stock
    (Cost $37,385)                                     28,335
--------------------------------------------------------------------------------







                                                         Value
                                             Shares      (000)
--------------------------------------------------------------------------------
 Cash equivalent -- 3.4%
--------------------------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 1.676% **             991,085   $ 991

--------------------------------------------------------------------------------

 Total Cash equivalent
    (Cost $991)                                           991
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Investments -- 100.0%
    (Cost $38,376)+                             $      29,326
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $29,335.***
 *   Non-income producing security.
 **  Rate shown is the 7-day effective yield as of December
     31, 2008.
 *** Numbers have been rounded to the nearest thousand.
 ADR -- American Depositary Receipt
 Cl -- Class

 + At December 31, 2008, the tax basis cost of the Fund's investments was $38,558, and the unrealized appreciation and depreciation were $1,817 and $(11,049), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------

Schedule of investments
Turner Core Growth Fund
December 31, 2008 (Unaudited)

                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Common stock -- 98.8%
--------------------------------------------------------------------------------
 Consumer discretionary -- 12.9%
--------------------------------------------------------------------------------
 Apollo Group, Cl A *                       33,810    $ 2,590
 Cablevision Systems, Cl A                 299,895      5,050
 Comcast, Cl A                             581,100      9,809
 Guess?                                    149,120      2,289
 Kohl's *                                  156,820      5,677
 Lowe's                                    224,960      4,841
 NVR *                                      11,688      5,333
 Pulte Homes                               485,330      5,305
 Sherwin-Williams                           54,560      3,260
 Staples                                   281,510      5,045
 Urban Outfitters *                        130,150      1,949
 Wynn Resorts * #                           45,810      1,936
 Yum! Brands                               107,260      3,379
                                                       ------

 Total Consumer discretionary                          56,463
                                               --------------

--------------------------------------------------------------------------------
 Consumer staples -- 11.5%
--------------------------------------------------------------------------------
 Archer-Daniels-Midland                    100,960      2,911
 Clorox                                     71,760      3,987
 Colgate-Palmolive                          21,846      1,497
 Costco Wholesale                           73,500      3,859
 CVS/Caremark                              332,370      9,552
 Kimberly-Clark                            129,140      6,811
 Kroger                                    168,060      4,438
 PepsiCo                                   266,520     14,597
 SYSCO                                     131,950      3,027
                                                       ------

 Total Consumer staples                                50,679
                                               --------------

--------------------------------------------------------------------------------
 Energy -- 12.7%
--------------------------------------------------------------------------------
 Cameron International *                   304,000      6,232
 Enbridge                                  167,270      5,431
 Occidental Petroleum                       99,520      5,970
 PetroHawk Energy *                        310,180      4,848
 Schlumberger                              263,460     11,152
 Southwestern Energy *                     325,177      9,421
 Transocean *                              163,510      7,726
 Valero Energy                             227,850      4,931
                                                       ------

 Total Energy                                          55,711
                                               --------------

--------------------------------------------------------------------------------
 Financials -- 12.8%
--------------------------------------------------------------------------------
 BlackRock, Cl A                            83,720     11,231
 Charles Schwab                            450,260      7,281
 JPMorgan Chase                            244,900      7,722
 Marsh & McLennan                          318,330      7,726
 T. Rowe Price Group                       225,190      7,981
 Visa, Cl A                                129,330      6,783
 Wells Fargo                               250,620      7,388
                                                       ------

 Total Financials                                      56,112
                                               --------------

--------------------------------------------------------------------------------
 Health care -- 14.4%
--------------------------------------------------------------------------------
 Baxter International                      228,710     12,257




                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Covidien                                  112,200    $ 4,066
 DaVita *                                   82,540      4,091
 Express Scripts *                          81,920      4,504
 Genentech *                                63,150      5,236
 Genzyme *                                  95,350      6,328
 Gilead Sciences *                         341,940     17,487
 Intuitive Surgical *                       19,008      2,414
 Myriad Genetics *                          52,290      3,465
 UnitedHealth Group                        127,720      3,397
                                                       ------

 Total Health care                                     63,245
                                               --------------

--------------------------------------------------------------------------------
 Industrials -- 7.7%
--------------------------------------------------------------------------------
 First Solar *                              34,820      4,804
 General Electric                          491,910      7,969
 Robert Half International                 193,270      4,024
 Siemens ADR                               101,670      7,701
 Union Pacific                             119,640      5,719
 United Parcel Service, Cl B                67,300      3,712
                                                       ------

 Total Industrials                                     33,929
                                               --------------

--------------------------------------------------------------------------------
 Information technology -- 19.8%
--------------------------------------------------------------------------------
 Adobe Systems *                           118,590      2,525
 Apple *                                   125,210     10,687
 Applied Materials                         657,870      6,664
 Broadcom, Cl A *                          262,580      4,456
 F5 Networks *                             147,550      3,373
 Google, Cl A *                             49,400     15,198
 Hewlett-Packard                           256,850      9,321
 Intel                                     831,280     12,187
 Lam Research *                            263,510      5,607
 QUALCOMM                                  363,470     13,023
 SanDisk *                                 280,750      2,695
 Western Union                              91,550      1,313
                                                       ------

 Total Information technology                          87,049
                                               --------------

--------------------------------------------------------------------------------
 Materials -- 2.9%
--------------------------------------------------------------------------------
 BHP Billiton ADR                           95,490      4,097
 Monsanto                                  120,860      8,502
                                                       ------

 Total Materials                                       12,599
                                               --------------

--------------------------------------------------------------------------------
 Telecommunication services -- 3.3%
--------------------------------------------------------------------------------
 China Mobile ADR                          156,360      7,951
 MetroPCS Communications *                 441,013      6,549
                                                       ------

 Total Telecommunication services                      14,500
                                               --------------

--------------------------------------------------------------------------------
 Utilities -- 0.8%
--------------------------------------------------------------------------------
 Aqua America                              174,400      3,591
                                                       ------

 Total Utilities                                        3,591
                                              ---------------

--------------------------------------------------------------------------------

 Total Common stock
    (Cost $542,175)                                   433,878
--------------------------------------------------------------------------------

Schedule of investments
Turner Core Growth Fund
December 31, 2008 (Unaudited)

                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Cash equivalent -- 2.3%
--------------------------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares,                  10,164,015  $ 10,164
  1.676% ** (1)

--------------------------------------------------------------------------------

 Total Cash equivalent
    (Cost $10,164)                                     10,164
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Investments -- 101.1%
    (Cost $552,339)+                             $    444,042
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $439,380.***
 *   Non-income producing security.
 **  Rate shown is the 7-day effective yield as of December
     31, 2008.
 *** Numbers have been rounded to the nearest thousand.
# Security fully or partially on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $1,912,113. Certain of these securities may have been sold prior to period end.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2008 was $1,936,031.
 ADR -- American Depositary Receipt
 Cl -- Class

 + At December 31, 2008, the tax basis cost of the Fund's investments was $557,165, and the unrealized appreciation and depreciation were $15,210 and $(128,333), respectively.***

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------

Schedule of investments
Turner Emerging Growth Fund
December 31, 2008 (Unaudited)

                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Common stock -- 87.2%
--------------------------------------------------------------------------------
 Consumer discretionary -- 15.2%
--------------------------------------------------------------------------------
 American Public Education *                58,410    $ 2,172
 Boyd Gaming #                             368,040      1,741
 Buckle                                     59,730      1,303
 California Pizza Kitchen *                217,250      2,329
 Chico's FAS *                             327,570      1,369
 Citi Trends *                             205,050      3,019
 Coinstar *                                 17,130        334
 Corinthian Colleges *                      41,290        676
 Deckers Outdoor *                         197,560     15,779
 Fuel Systems Solutions *                  213,910      7,008
 Genesco *                                 125,070      2,116
 New Oriental Education & Technology
    Group ADR *                             68,200      3,745
 Red Robin Gourmet Burgers *               250,880      4,222
 True Religion Apparel * #                 169,170      2,105
 Volcom *                                  341,200      3,719
                                                       ------

 Total Consumer discretionary                          51,637
                                               --------------

--------------------------------------------------------------------------------
 Consumer staples -- 2.9%
--------------------------------------------------------------------------------
 Chattem * #                                36,460      2,608
 Green Mountain Coffee Roasters * #         65,290      2,526
 TreeHouse Foods *                          52,020      1,417
 United Natural Foods *                    189,160      3,371
                                                       ------

 Total Consumer staples                                 9,922
                                              ---------------

--------------------------------------------------------------------------------
 Energy -- 5.7%
--------------------------------------------------------------------------------
 Brigham Exploration *                     198,970        637
 Carrizo Oil & Gas *                       173,830      2,799
 Dawson Geophysical *                       50,910        907
 Lufkin Industries                          28,680        989
 NATCO Group, Cl A *                       129,195      1,961
 Penn Virginia                             212,070      5,509
 Petroleum Development *                    45,410      1,093
 T-3 Energy Services *                     107,410      1,014
 Trico Marine Services * #                  85,250        381
 Walter Industries                          97,990      1,716
 Willbros Group *                          283,462      2,401
                                                       ------

 Total Energy                                          19,407
                                               --------------

--------------------------------------------------------------------------------
 Financials -- 6.9%
--------------------------------------------------------------------------------
 American Physicians Capital               151,800      7,302
 City Holding                               37,760      1,313
 East West Bancorp #                       101,040      1,614
 Harleysville Group                        110,210      3,828
 IBERIABANK                                 65,530      3,145
 Navigators Group *                        112,520      6,178
                                                       ------

 Total Financials                                      23,380
                                               --------------

--------------------------------------------------------------------------------
 Health care -- 23.6%
--------------------------------------------------------------------------------
 Acorda Therapeutics *                     271,270      5,564




                                                       Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Air Methods *                             229,640    $ 3,672
 Alexion Pharmaceuticals *                 203,820      7,376
 Amedisys * #                               92,560      3,826
 Auxilium Pharmaceuticals *                167,740      4,771
 Catalyst Health Solutions *               117,920      2,871
 Chemed                                    129,180      5,138
 Conmed *                                  114,460      2,740
 Cougar Biotechnology *                     20,140        524
 Health Net *                              254,810      2,775
 Icon ADR *                                230,590      4,540
 Kendle International *                    240,710      6,191
 LHC Group *                               179,250      6,453
 Parexel International *                   606,614      5,890
 PharMerica *                              432,600      6,779
 PSS World Medical *                       114,650      2,158
 Wright Medical Group *                    138,588      2,831
 XenoPort *                                246,094      6,172
                                                       ------

 Total Health care                                     80,271
                                               --------------

--------------------------------------------------------------------------------
 Industrials -- 20.5%
--------------------------------------------------------------------------------
 Aerovironment *                            29,810      1,097
 American Ecology                           78,370      1,585
 American Science & Engineering              8,560        633
 Astec Industries *                         49,269      1,544
 AZZ *                                     103,590      2,600
 Bucyrus International, Cl A               153,280      2,839
 CBIZ *                                    721,340      6,240
 Chart Industries *                         95,970      1,020
 Chicago Bridge & Iron GDR, NY
    Shares                                  77,770        782
 CIRCOR International                       74,090      2,038
 Clean Harbors *                           113,910      7,226
 Copa Holdings, Cl A                        87,690      2,659
 EnPro Industries *                        158,830      3,421
 ESCO Technologies *                        96,550      3,954
 Genesee & Wyoming, Cl A *                 220,355      6,721
 GeoEye *                                   81,110      1,560
 Graham                                    194,960      2,109
 HUB Group, Cl A *                          98,984      2,626
 II-VI *                                   256,770      4,902
 Middleby *                                106,280      2,898
 Powell Industries *                        85,640      2,485
 Robbins & Myers                            62,490      1,010
 Triumph Group                             190,176      8,075
                                                       ------

 Total Industrials                                     70,024
                                               --------------

--------------------------------------------------------------------------------
 Information technology -- 10.1%
--------------------------------------------------------------------------------
 Actuate *                                 482,870      1,429
 Ansys *                                   354,510      9,887
 Ariba *                                   601,960      4,340
 Comtech Telecommunications *              126,345      5,789

Schedule of investments
Turner Emerging Growth Fund
December 31, 2008 (Unaudited)
                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Cybersource *                             320,416    $ 3,842
 DG FastChannel *                          130,970      1,635
 Hittite Microwave *                        79,370      2,338
 Kenexa *                                   65,330        521
 Quality Systems #                          79,490      3,468
 Rofin-Sinar Technologies *                 62,250      1,281
                                                       ------

 Total Information technology                          34,530
                                               --------------

--------------------------------------------------------------------------------
 Materials -- 0.9%
--------------------------------------------------------------------------------
 Calgon Carbon *                           197,900      3,040
                                                       ------

 Total Materials                                        3,040
                                              ---------------

--------------------------------------------------------------------------------
 Telecommunication services -- 1.1%
--------------------------------------------------------------------------------
 NTELOS Holdings                           158,060      3,898
                                                       ------

 Total Telecommunication services                       3,898
                                              ---------------

--------------------------------------------------------------------------------
 Utilities -- 0.3%
--------------------------------------------------------------------------------
 Artesian Resources, Cl A                   57,705        913
                                                         ----

 Total Utilities                                          913
                                             ----------------

--------------------------------------------------------------------------------

 Total Common stock
    (Cost $330,240)                                   297,022
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Registered investment
 company -- 4.5%
--------------------------------------------------------------------------------
 iShares Russell 2000 Growth Index
    Fund  #                                 94,150      4,788
 iShares Russell 2000 Index Fund           215,550     10,620
                                                      -------

--------------------------------------------------------------------------------

 Total Registered investment company
    (Cost $22,333)                                     15,408
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Cash equivalent -- 11.1%
--------------------------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares,                37,854,747      37,855
  1.676% ** (1)

--------------------------------------------------------------------------------

 Total Cash equivalent
    (Cost $37,855)                                     37,855
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Investments -- 102.8%
    (Cost $390,428)+                             $    350,285
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $340,892.***
 *   Non-income producing security.
 **  Rate shown is the 7-day effective yield as of December
     31, 2008.
 *** Numbers have been rounded to the nearest thousand.
 # Security fully or partially on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $13,264,211. Certain of these securities may have been sold prior to period end.
 (1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2008 was $13,193,197.
 ADR -- American Depositary Receipt
 Cl -- Class
 GDR -- Global Depositary Receipt
 NY -- New York

 + At December 31, 2008, the tax basis cost of the Fund's investments was $393,095, and the unrealized appreciation and depreciation were $43,230 and $(86,040), respectively.***

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------

Schedule of investments
Turner Large Cap Growth Fund
December 31, 2008 (Unaudited)

                                                       Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Common stock -- 95.5%++
--------------------------------------------------------------------------------
 Consumer discretionary -- 7.1%
--------------------------------------------------------------------------------
 Apollo Group, Cl A *                        2,800      $ 214
 Comcast, Cl A                              14,730        249
 Kohl's *                                    8,490        307
 Lowe's                                     14,400        310
 Staples                                    22,930        411
 Yum! Brands                                 7,420        234
                                                         ----

 Total Consumer discretionary                           1,725
                                              ---------------

--------------------------------------------------------------------------------
 Consumer staples -- 15.0%
--------------------------------------------------------------------------------
 Archer-Daniels-Midland                      7,660        221
 Clorox                                      5,370        298
 Colgate-Palmolive                             950         65
 Costco Wholesale                            6,110        321
 CVS/Caremark                               18,490        531
 Kimberly-Clark                              8,400        443
 Kroger                                      8,800        232
 PepsiCo                                    22,560      1,236
 SYSCO                                      13,980        321
                                                         ----

 Total Consumer staples                                 3,668
                                              ---------------

--------------------------------------------------------------------------------
 Energy -- 6.8%
--------------------------------------------------------------------------------
 Occidental Petroleum                        7,090        425
 Schlumberger                               16,850        713
 Southwestern Energy *                      10,060        292
 Valero Energy                              10,160        220
                                                         ----

 Total Energy                                           1,650
                                              ---------------

--------------------------------------------------------------------------------
 Financials -- 4.7%
--------------------------------------------------------------------------------
 JPMorgan Chase                              9,250        292
 Marsh & McLennan                           13,530        328
 T. Rowe Price Group                         9,100        322
 Visa, Cl A                                  3,940        207
                                                         ----

 Total Financials                                       1,149
                                              ---------------

--------------------------------------------------------------------------------
 Health care -- 14.8%
--------------------------------------------------------------------------------
 Abbott Laboratories                        13,670        730
 Baxter International                        9,870        529
 Covidien                                    7,360        267
 Express Scripts *                           7,980        439
 Genzyme *                                   4,920        326
 Gilead Sciences *                          16,730        856
 Intuitive Surgical *                        1,910        242
 UnitedHealth Group                          8,550        227
                                                         ----

 Total Health care                                      3,616
                                              ---------------

--------------------------------------------------------------------------------
 Industrials  -- 6.7%
--------------------------------------------------------------------------------
 First Solar *                               2,390        330
 Siemens ADR                                 6,650        504
 Union Pacific                               9,050        432




                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 United Parcel Service, Cl B                 6,690      $ 369
                                                       ------

 Total Industrials                                      1,635
                                              ---------------

--------------------------------------------------------------------------------
 Information technology -- 35.1%
--------------------------------------------------------------------------------
 Activision Blizzard *                      23,570        204
 Adobe Systems *                            13,250        282
 Apple *                                     7,890        673
 Applied Materials                          60,950        617
 Broadcom, Cl A *                           49,440        839
 Google, Cl A *                              4,205      1,294
 Hewlett-Packard                            31,470      1,142
 Intel                                      69,120      1,013
 Juniper Networks *                         23,170        406
 Kla-Tencor                                 21,590        470
 QUALCOMM                                   33,460      1,199
 Xilinx                                     24,730        441
                                                         ----

 Total Information technology                           8,580
                                              ---------------

--------------------------------------------------------------------------------
 Materials -- 3.1%
--------------------------------------------------------------------------------
 BHP Billiton ADR                            4,280        184
 Ecolab                                      4,490        158
 Monsanto                                    5,990        421
                                                         ----

 Total Materials                                          763
                                             ----------------

--------------------------------------------------------------------------------
 Telecommunication services -- 2.2%
--------------------------------------------------------------------------------
 American Tower, Cl A *                     10,000        293
 China Mobile ADR                            4,650        237
                                                         ----

 Total Telecommunication services                         530
                                             ----------------

--------------------------------------------------------------------------------

 Total Common stock
    (Cost $28,976)                                     23,316
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Cash equivalent -- 2.1%
--------------------------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 1.676% **            496,857      497

--------------------------------------------------------------------------------

 Total Cash equivalent
    (Cost $497)                                           497
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Investments -- 97.6%
    (Cost $29,171)+                             $      23,813
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $24,407.***
 *   Non-income producing security.
 **  Rate shown is the 7-day effective yield as of December
     31, 2008.
 *** Numbers have been rounded to the nearest thousand.
 ADR -- American Depositary Receipt
 Cl -- Class

Schedule of investments
Turner Large Cap Growth Fund
December 31, 2008 (Unaudited)

 + At December 31, 2008, the tax basis cost of the Fund's investments was $29,473, and the unrealized appreciation and depreciation were $1,457 and $(7,117), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------

Schedule of investments
Turner Midcap Growth Fund
December 31, 2008 (Unaudited)

                                                       Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Common stock -- 99.3%
--------------------------------------------------------------------------------
 Consumer discretionary -- 21.1%
--------------------------------------------------------------------------------
 Apollo Group, Cl A *                      189,682   $ 14,534
 Cablevision Systems, Cl A                 327,976      5,523
 Darden Restaurants                        217,146      6,119
 Deckers Outdoor *                         111,449      8,901
 Dollar Tree *                             123,438      5,160
 GameStop, Cl A *                          409,841      8,877
 Guess?                                    471,992      7,245
 ITT Educational Services *                 68,681      6,523
 Kohl's *                                  393,294     14,237
 priceline.com *                            51,800      3,815
 Pulte Homes                             1,087,237     11,884
 Sherwin-Williams                          159,498      9,530
 Staples                                   409,644      7,341
 Toll Brothers *                           544,461     11,668
 Urban Outfitters *                        594,234      8,902
 WMS Industries *                          386,445     10,395
 Wynn Resorts * #                          234,715      9,919
 Yum! Brands                               428,550     13,499
                                                      -------

 Total Consumer discretionary                         164,072
                                                -------------

--------------------------------------------------------------------------------
 Consumer staples -- 4.3%
--------------------------------------------------------------------------------
 Alberto-Culver, Cl B                      386,757      9,479
 Brown-Forman, Cl B                        102,052      5,255
 Church & Dwight                            41,143      2,309
 Clorox                                    130,617      7,257
 Hansen Natural * #                        138,905      4,657
 Herbalife                                 186,925      4,053
                                                       ------

 Total Consumer staples                                33,010
                                               --------------

--------------------------------------------------------------------------------
 Energy -- 7.7%
--------------------------------------------------------------------------------
 Cameron International *                   383,829      7,868
 Consol Energy                             425,696     12,166
 Dresser-Rand Group *                      310,994      5,365
 Goodrich Petroleum * #                    261,827      7,842
 Range Resources                           241,991      8,322
 Smith International                       367,658      8,416
 Southwestern Energy *                     344,958      9,993
                                                       ------

 Total Energy                                          59,972
                                               --------------

--------------------------------------------------------------------------------
 Financials -- 9.8%
--------------------------------------------------------------------------------
 AON                                       178,158      8,138
 BlackRock, Cl A                            31,016      4,161
 Hudson City Bancorp                       682,331     10,890
 IntercontinentalExchange *                105,277      8,679
 Lazard, Cl A                              283,498      8,431
 Northern Trust                            197,800     10,313
 People's United Financial                 358,805      6,398
 T. Rowe Price Group                       356,859     12,647




                                                       Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 WR Berkley                                212,868    $ 6,599
                                                     --------

 Total Financials                                      76,256
                                               --------------

--------------------------------------------------------------------------------
 Health care -- 12.2%
--------------------------------------------------------------------------------
 Aetna                                     196,133      5,590
 Alexion Pharmaceuticals *                 259,117      9,377
 Allergan                                  162,218      6,541
 AmerisourceBergen, Cl A                   111,904      3,990
 Covance *                                 110,044      5,065
 DaVita *                                  144,859      7,181
 Dentsply International                    192,335      5,432
 Express Scripts *                         310,272     17,059
 Henry Schein *                            141,100      5,177
 Illumina *                                307,459      8,009
 Intuitive Surgical *                       44,152      5,607
 Myriad Genetics *                          88,601      5,871
 Omnicare                                  156,204      4,336
 United Therapeutics *                      92,973      5,815
                                                       ------

 Total Health care                                     95,050
                                               --------------

--------------------------------------------------------------------------------
 Industrials -- 14.2%
--------------------------------------------------------------------------------
 Ametek                                    290,678      8,781
 C.H. Robinson Worldwide                   201,820     11,106
 Clean Harbors *                            95,830      6,079
 Continental Airlines, Cl B *              425,083      7,677
 Covanta Holding *                         344,167      7,558
 ESCO Technologies *                       205,292      8,407
 Expeditors International of Washington    117,502      3,909
 First Solar *                              32,155      4,436
 FTI Consulting *                          114,116      5,099
 Jacobs Engineering Group *                121,992      5,868
 JB Hunt Transport Services                202,038      5,308
 Precision Castparts                       160,892      9,570
 Quanta Services *                         312,200      6,182
 Robert Half International                 456,259      9,499
 Stericycle *                              202,789     10,561
                                                      -------

 Total Industrials                                    110,040
                                                -------------

--------------------------------------------------------------------------------
 Information technology -- 20.4%
--------------------------------------------------------------------------------
 Activision Blizzard *                   1,045,508      9,033
 Adobe Systems *                           235,745      5,019
 Altera                                    640,681     10,706
 Atheros Communications *                  392,568      5,618
 Broadcom, Cl A *                          822,591     13,959
 Cavium Networks *                         364,838      3,834
 Citrix Systems *                          313,437      7,388
 F5 Networks *                             619,324     14,158
 Intuit *                                  283,072      6,734
 Juniper Networks *                        865,754     15,159
 Kla-Tencor                                353,900      7,712
 Lam Research *                            496,365     10,563
 McAfee *                                  498,611     17,237

Schedule of investments
Turner Midcap Growth Fund
December 31, 2008 (Unaudited)

                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Omniture *                                391,643    $ 4,167
 PMC - Sierra *                          1,403,749      6,822
 Polycom *                                 240,780      3,253
 SanDisk *                                 560,823      5,384
 Varian Semiconductor Equipment
    Associates *                           466,881      8,460
 VistaPrint * #                            158,153      2,943
                                                       ------

 Total Information technology                         158,149
                                                -------------

--------------------------------------------------------------------------------
 Materials -- 5.3%
--------------------------------------------------------------------------------
 Airgas                                    176,839      6,895
 Cliffs Natural Resources                  141,684      3,629
 Compass Minerals International             80,886      4,745
 Ecolab                                    216,537      7,611
 Martin Marietta Materials #                57,534      5,585
 Pactiv *                                  293,026      7,291
 Sigma-Aldrich                             120,251      5,079
                                                       ------

 Total Materials                                       40,835
                                               --------------

--------------------------------------------------------------------------------
 Telecommunication services -- 2.2%
--------------------------------------------------------------------------------
 American Tower, Cl A *                    301,014      8,826
 MetroPCS Communications *                 568,011      8,435
                                                       ------

 Total Telecommunication services                      17,261
                                               --------------

--------------------------------------------------------------------------------
 Utilities  -- 2.1%
--------------------------------------------------------------------------------
 PPL                                       253,697      7,786
 Questar                                   251,026      8,206
                                                       ------

 Total Utilities                                       15,992
                                               --------------

--------------------------------------------------------------------------------

 Total Common stock
    (Cost $919,422)                                   770,637
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Cash equivalent -- 3.8%
--------------------------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares,                 29,263,562     29,264
  1.676% ** (1)

--------------------------------------------------------------------------------

 Total Cash equivalent
    (Cost $29,264)                                     29,264
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Investments -- 103.1%
    (Cost $948,686)+                             $    799,901
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $775,782.***
 *   Non-income producing security.
 **  Rate shown is the 7-day effective yield as of December
     31, 2008.
 *** Numbers have been rounded to the nearest thousand.
 # Security fully or partially on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $25,584,205. Certain of these securities may have been sold prior to period end.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2008 was $25,486,180.
 Cl -- Class

 + At December 31, 2008, the tax basis cost of the Fund's investments was $955,437, and the unrealized appreciation and depreciation were $47,764 and $(203,300), respectively.***

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------

Schedule of investments
Turner New Enterprise Fund
December 31, 2008 (Unaudited)

                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Common stock -- 98.4%++
--------------------------------------------------------------------------------
 Consumer discretionary -- 21.2%
--------------------------------------------------------------------------------
 DR Horton                                  60,910      $ 430
 GameStop, Cl A *                           22,340        484
 Guess?                                     39,850        612
 priceline.com *                             5,740        423
 Pulte Homes                                43,710        478
 WMS Industries *                           27,400        737
 Wynn Resorts * #                           15,190        642
                                                         ----

 Total Consumer discretionary                           3,806
                                              ---------------

--------------------------------------------------------------------------------
 Energy -- 6.2%
--------------------------------------------------------------------------------
 Consol Energy                              20,250        579
 Southwestern Energy *                      18,190        527
                                                         ----

 Total Energy                                           1,106
                                              ---------------

--------------------------------------------------------------------------------
 Financials -- 8.7%
--------------------------------------------------------------------------------
 Banco Itau Holding Financeira
    ADR                                     44,230        513
 IntercontinentalExchange *                  5,720        471
 JPMorgan Chase                             18,350        579
                                                         ----

 Total Financials                                       1,563
                                              ---------------

--------------------------------------------------------------------------------
 Health care -- 7.0%
--------------------------------------------------------------------------------
 Acorda Therapeutics *                      13,630        279
 Alexion Pharmaceuticals *                  13,010        471
 Gilead Sciences *                           9,730        498
                                                         ----

 Total Health care                                      1,248
                                              ---------------

--------------------------------------------------------------------------------
 Industrials -- 5.3%
--------------------------------------------------------------------------------
 First Solar *                               4,530        625
 Genco Shipping & Trading                   22,160        328
                                                         ----

 Total Industrials                                        953
                                             ----------------

--------------------------------------------------------------------------------
 Information technology -- 47.5%
--------------------------------------------------------------------------------
 Apple *                                     5,590        477
 Atheros Communications *                   26,520        380
 F5 Networks *                              39,540        904
 Google, Cl A *                              2,890        889
 Hewlett-Packard                            15,000        544
 Juniper Networks *                         43,050        754
 Lam Research *                             32,960        701
 McAfee *                                   21,290        736
 QUALCOMM                                   40,770      1,461
 SanDisk *                                  74,500        715
 Varian Semiconductor Equipment
    Associates *                            18,920        343
 Visa, Cl A                                 11,620        609
                                                         ----

 Total Information technology                           8,513
                                              ---------------

--------------------------------------------------------------------------------




                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Materials -- 2.5%
--------------------------------------------------------------------------------
 Monsanto                                    6,400      $ 450
                                                       ------

 Total Materials                                          450
                                             ----------------

--------------------------------------------------------------------------------

 Total Common stock
    (Cost $20,318)                                     17,639
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Cash equivalent -- 2.7%
--------------------------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares,                       478,666     479
  1.676% ** (1)

--------------------------------------------------------------------------------

 Total Cash equivalent
    (Cost $479)                                           479
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Investments -- 101.1%
    (Cost $20,797)+                             $      18,118
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $17,926.***
 *   Non-income producing security.
 **  Rate shown is the 7-day effective yield as of December
     31, 2008.
 *** Numbers have been rounded to the nearest thousand.
 # Security fully or partially on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $472,752. Certain of these securities may have been sold prior to period end.
 (1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2008 was $478,666.
 ADR -- American Depositary Receipt
 Cl -- Class

 + At December 31, 2008, the tax basis cost of the Fund's investments was $21,413, and the unrealized appreciation and depreciation were $632 and $(3,927), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Schedule of investments
Turner New Enterprise Fund
December 31, 2008 (Unaudited)


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------

Schedule of investments
Turner Small Cap Growth Fund
December 31, 2008 (Unaudited)

                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Common stock -- 98.3%++
--------------------------------------------------------------------------------
 Consumer discretionary -- 12.0%
--------------------------------------------------------------------------------
 Aeropostale *                              53,370      $ 859
 Buckle                                     69,165      1,509
 Capella Education *                        25,100      1,475
 Centex                                    196,630      2,092
 Collective Brands *                       120,395      1,411
 Deckers Outdoor *                          34,400      2,748
 DR Horton                                 161,860      1,144
 Hibbett Sports * #                        115,900      1,821
 Interactive Data                          113,830      2,807
 Scientific Games, Cl A *                   59,630      1,046
 Texas Roadhouse, Cl A *                   125,420        972
 True Religion Apparel * #                  87,130      1,084
 WMS Industries *                          127,220      3,422
                                                       ------

 Total Consumer discretionary                          22,390
                                               --------------

--------------------------------------------------------------------------------
 Consumer staples -- 2.6%
--------------------------------------------------------------------------------
 Flowers Foods                              52,285      1,274
 Green Mountain Coffee Roasters * #         69,420      2,687
 United Natural Foods *                     49,960        890
                                                         ----

 Total Consumer staples                                 4,851
                                              ---------------

--------------------------------------------------------------------------------
 Energy -- 5.3%
--------------------------------------------------------------------------------
 Arena Resources *                          55,700      1,565
 CARBO Ceramics                             35,160      1,249
 Carrizo Oil & Gas *                        58,200        937
 Complete Production Services *             83,350        679
 Concho Resources *                         83,040      1,895
 Core Laboratories                          30,850      1,847
 Goodrich Petroleum * #                     56,740      1,699
                                                       ------

 Total Energy                                           9,871
                                              ---------------

--------------------------------------------------------------------------------
 Financials -- 5.2%
--------------------------------------------------------------------------------
 Dime Community Bancshares                  76,349      1,015
 Eaton Vance                                47,650      1,001
 Greenhill #                                24,470      1,707
 Home Properties                            34,190      1,388
 PrivateBancorp #                           66,530      2,160
 Stifel Financial *                         27,220      1,248
 Tanger Factory Outlet Centers              29,150      1,097
                                                       ------

 Total Financials                                       9,616
                                              ---------------

--------------------------------------------------------------------------------
 Health care -- 26.7%
--------------------------------------------------------------------------------
 Acorda Therapeutics *                      78,760      1,615
 Alexion Pharmaceuticals *                  80,578      2,916
 Amedisys * #                               77,500      3,204
 Auxilium Pharmaceuticals *                 63,250      1,799
 Chemed                                     32,370      1,287
 Cougar Biotechnology * #                   40,860      1,062
 Eclipsys *                                 95,880      1,361
 Endo Pharmaceuticals Holdings *            89,540      2,317


                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Haemonetics *                              66,620    $ 3,764
 Icon ADR *                                 72,072      1,419
 Immucor *                                  41,280      1,097
 Myriad Genetics *                          45,400      3,008
 NuVasive *                                 72,870      2,525
 Onyx Pharmaceuticals *                     42,230      1,443
 OSI Pharmaceuticals *                      62,930      2,457
 Owens & Minor                              24,770        933
 Parexel International *                   180,220      1,750
 Perrigo                                    42,510      1,374
 Psychiatric Solutions *                    75,960      2,116
 Thoratec *                                 95,220      3,094
 United Therapeutics *                      23,350      1,461
 West Pharmaceutical Services               76,130      2,875
 Wright Medical Group *                    136,120      2,781
 XenoPort *                                 78,920      1,979
                                                       ------

 Total Health care                                     49,637
                                               --------------

--------------------------------------------------------------------------------
 Industrials -- 18.1%
--------------------------------------------------------------------------------
 Aecom Technology *                         63,110      1,939
 Clean Harbors *                            29,490      1,871
 Diana Shipping #                           76,900        981
 ESCO Technologies *                        44,660      1,829
 Genesee & Wyoming, Cl A *                  65,960      2,012
 Huron Consulting Group *                   56,770      3,251
 Kforce *                                  179,930      1,382
 Landstar System                            38,720      1,488
 Mobile Mini *                             109,936      1,585
 Navigant Consulting *                     107,130      1,700
 Orbital Sciences *                         47,900        935
 RBC Bearings *                             42,070        853
 Teledyne Technologies *                    48,890      2,178
 Tetra Tech *                              101,180      2,444
 UAL                                        72,040        794
 Valmont Industries                         27,540      1,690
 Wabtec                                     39,980      1,589
 Waste Connections *                        71,650      2,262
 Watsco #                                   30,700      1,179
 Watson Wyatt Worldwide, Cl A               33,720      1,613
                                                       ------

 Total Industrials                                     33,575
                                               --------------

--------------------------------------------------------------------------------
 Information technology -- 22.7%
--------------------------------------------------------------------------------
 Ariba *                                   173,720      1,253
 AsiaInfo Holdings *                       177,510      2,102
 Atheros Communications *                  119,740      1,713
 Cavium Networks *                          86,708        911
 comScore *                                121,940      1,555
 Comtech Telecommunications *               24,860      1,139
 Concur Technologies *                      53,560      1,758
 F5 Networks *                              83,150      1,901

Schedule of investments
Turner Small Cap Growth Fund
December 31, 2008 (Unaudited)
                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Fairchild Semiconductor International,
    Cl A *                                 176,200      $ 862
 Gartner *                                  87,991      1,569
 Interwoven *                              166,130      2,093
 Itron *                                    16,380      1,044
 Microsemi *                                74,280        939
 Net 1 UEPS Technologies *                  95,520      1,309
 Novellus Systems *                        156,440      1,930
 Omniture *                                160,687      1,710
 Plexus *                                  113,540      1,924
 PMC - Sierra *                            425,530      2,068
 Polycom *                                  71,670        968
 Semtech *                                  81,130        914
 Sybase *                                   91,460      2,265
 Synaptics * #                              54,500        903
 TiVo *                                    115,960        830
 Ultratech *                                88,620      1,060
 Varian Semiconductor Equipment
    Associates *                           104,790      1,899
 Verigy *                                   91,380        879
 VistaPrint * #                             76,900      1,431
 Vocus *                                    91,201      1,661
 Websense *                                113,670      1,702
                                                       ------

 Total Information technology                          42,292
                                               --------------

--------------------------------------------------------------------------------
 Materials -- 3.6%
--------------------------------------------------------------------------------
 Compass Minerals International             25,320      1,485
 Greif, Cl A                                43,460      1,453
 Koppers Holdings                           70,540      1,525
 Olin                                       68,520      1,239
 Schnitzer Steel Industries, Cl A           26,300        990
                                                         ----

 Total Materials                                        6,692
                                              ---------------

--------------------------------------------------------------------------------
 Telecommunication services -- 1.1%
--------------------------------------------------------------------------------
 Leap Wireless International *              42,010      1,130
 NTELOS Holdings                            38,420        947
                                                         ----

 Total Telecommunication services                       2,077
                                              ---------------

--------------------------------------------------------------------------------
 Utilities -- 1.0%
--------------------------------------------------------------------------------
 ITC Holdings                               43,440      1,897
                                                       ------

 Total Utilities                                        1,897
                                              ---------------

--------------------------------------------------------------------------------

 Total Common stock
    (Cost $209,526)                                   182,898
--------------------------------------------------------------------------------




                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Cash equivalent -- 10.0%
--------------------------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares,                  18,601,971  $ 18,602
  1.676% ** (1)

--------------------------------------------------------------------------------

 Total Cash equivalent
    (Cost $18,602)                                     18,602
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Investments -- 108.3%
    (Cost $228,128)+                             $    201,500
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $186,034.***
 *   Non-income producing security.
 **  Rate shown is the 7-day effective yield as of December
     31, 2008.
 *** Numbers have been rounded to the nearest thousand.
 # Security fully or partially on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $15,080,815. Certain of these securities may have been sold prior to period end.
(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2008 was $14,894,413.
 ADR -- American Depositary Receipt
 Cl -- Class
 + At December 31, 2008, the tax basis cost of the Fund's investments was $229,381, and the unrealized appreciation and depreciation were $11,789 and $(39,670), respectively.***
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------

Schedule of investments
Turner International Core Growth Fund
December 31, 2008 (Unaudited)

                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Common stock -- 96.7%
--------------------------------------------------------------------------------
 Consumer discretionary -- 7.8%
--------------------------------------------------------------------------------
 Fast Retailing                                230       $ 34
 Inditex                                       643         29
 New Oriental Education & Technology
    Group ADR *                                520         29
 Panasonic                                   3,700         45
 Parkson Retail Group                       25,386         29
 TUI Travel                                  8,180         28
                                                          ---

 Total Consumer discretionary                             194
                                             ----------------

--------------------------------------------------------------------------------
 Consumer staples -- 12.2%
--------------------------------------------------------------------------------
 Cadbury                                     3,340         30
 Diageo                                      2,770         40
 Nestle                                      2,034         80
 Reckitt Benckiser Group                       947         36
 Shiseido                                    2,090         43
 Shoppers Drug Mart                          1,020         40
 Woolworths                                  1,750         33
                                                          ---

 Total Consumer staples                                   302
                                             ----------------

--------------------------------------------------------------------------------
 Energy -- 10.3%
--------------------------------------------------------------------------------
 BG Group                                    2,860         40
 Core Laboratories                             570         34
 Enbridge                                    1,600         52
 Royal Dutch Shell, Cl B                     1,870         48
 Schlumberger                                1,130         48
 Transocean *                                  670         32
                                                          ---

 Total Energy                                             254
                                             ----------------

--------------------------------------------------------------------------------
 Financials -- 13.1%
--------------------------------------------------------------------------------
 Admiral Group                               2,970         40
 Banco Itau Holding Financeira               3,040         34
 Bank of Nova Scotia                         1,240         34
 Deutsche Boerse                               430         31
 Industrial & Commercial Bank of
    China                                   68,250         36
 Intesa Sanpaolo                            10,852         40
 Mitsubishi UFJ Financial Group              6,060         38
 Mitsui Fudosan                              2,100         35
 UBS *                                       2,450         36
                                                          ---

 Total Financials                                         324
                                             ----------------

--------------------------------------------------------------------------------
 Health care -- 11.6%
--------------------------------------------------------------------------------
 Astellas Pharma                               610         25
 AstraZeneca                                   790         33
 CSL                                         1,590         38
 Fresenius Medical Care                        892         41
 Novartis                                      610         31
 Roche Holding                                 420         65
 SSL International                           4,410         32




                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Teva Pharmaceutical Industries                520       $ 22
                                                        -----

 Total Health care                                        287
                                             ----------------

--------------------------------------------------------------------------------
 Industrials -- 12.3%
--------------------------------------------------------------------------------
 Alstom                                        660         39
 BAE Systems                                 7,470         41
 East Japan Railway ^                            6         46
 Experian                                    6,086         39
 Kuehne + Nagel International                  706         46
 Ryanair Holdings *                          5,444         23
 Siemens                                       400         30
 Vestas Wind Systems *                         643         38
                                                          ---

 Total Industrials                                        302
                                             ----------------

--------------------------------------------------------------------------------
 Information technology -- 9.5%
--------------------------------------------------------------------------------
 ASML Holding                                2,450         45
 Autonomy *                                  2,470         35
 Nintendo                                      120         46
 Samsung Electronics                           110         40
 STMicroelectronics                          5,233         35
 ZTE, Cl H                                  12,960         34
                                                          ---

 Total Information technology                             235
                                             ----------------

--------------------------------------------------------------------------------
 Materials -- 10.9%
--------------------------------------------------------------------------------
 Air Liquide                                   450         41
 Anhui Conch Cement, Cl H                    6,270         29
 BHP Billiton                                2,430         53
 CRH                                         1,400         36
 Rexam                                       5,760         30
 Syngenta                                      240         47
 Wacker Chemie                                 300         32
                                                          ---

 Total Materials                                          268
                                             ----------------

--------------------------------------------------------------------------------
 Telecommunication services -- 4.0%
--------------------------------------------------------------------------------
 China Mobile                                4,432         45
 Rogers Communications, Cl B                 1,806         54
                                                          ---

 Total Telecommunication services                          99
                                            -----------------

--------------------------------------------------------------------------------
 Utilities -- 5.0%
--------------------------------------------------------------------------------
 Iberdrola Renovables *                     12,983         54
 International Power                         7,510         27
 Tokyo Gas                                   8,360         42
                                                          ---

 Total Utilities                                          123
                                             ----------------

--------------------------------------------------------------------------------

 Total Common stock
    (Cost $2,896)                                       2,388
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Preferred stock -- 1.9%
--------------------------------------------------------------------------------
 Utilities -- 1.9%
--------------------------------------------------------------------------------
 Cia Energetica de Minas Gerais              3,460         48
                                                          ---

 Total Utilities                                           48
                                            -----------------

--------------------------------------------------------------------------------

 Total Preferred stock
    (Cost $78)                                             48
--------------------------------------------------------------------------------

Schedule of investments
Turner International Core Growth Fund
December 31, 2008 (Unaudited)

                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Cash equivalent -- 5.3%
--------------------------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 1.676% **            130,072    $ 130

--------------------------------------------------------------------------------

 Total Cash equivalent
    (Cost $130)                                           130
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Investments -- 103.9%
    (Cost $3,104)+                             $        2,566
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $2,469 ***
*    Non-income producing security.
**   Rate shown is the 7-day effective yield as of December 31, 2008.
***  Numbers have been rounded to the nearest thousand.
^ Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. As of December 31, 2008, the total market value of this security was $46, representing 1.9% of net assets.***
 ADR-- American Depositary Receipt
 Cl -- Class

 + At December 31, 2008, the tax basis cost of the Fund's investments was $3,104, and the unrealized appreciation and depreciation were $93 and $(631), respectively.***

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------

Schedule of investments
Turner Midcap Equity Fund
December 31, 2008 (Unaudited)

                                                         Value
                                             Shares      (000)
--------------------------------------------------------------------------------
 Common stock -- 94.4%
--------------------------------------------------------------------------------
 Consumer discretionary -- 15.5%
-------------------------------------------------------------------------------
 Burger King Holdings                          275        $ 7
 DeVry                                          61          4
 Dollar Tree *                                 190          8
 DreamWorks Animation SKG, Cl A *              240          6
 Family Dollar Stores                          242          6
 H&R Block                                     400          9
 Hasbro                                        135          4
 Jarden *                                      150          2
 O'Reilly Automotive *                         205          6
 PetSmart                                      262          5
 Sherwin-Williams                               57          3
                                                           --

 Total Consumer discretionary                              60
                                            -----------------

--------------------------------------------------------------------------------
 Consumer staples -- 8.1%
--------------------------------------------------------------------------------
 Alberto-Culver, Cl B                          255          6
 Church & Dwight                               140          8
 Clorox                                        107          6
 Constellation Brands, Cl A *                  230          4
 JM Smucker                                    125          5
 Ralcorp Holdings *                             33          2
                                                           --

 Total Consumer staples                                    31
                                            -----------------

--------------------------------------------------------------------------------
 Energy -- 4.4%
--------------------------------------------------------------------------------
 Continental Resources *                        80          2
 FMC Technologies *                            110          2
 NuStar Energy                                  68          3
 Penn Virginia                                 110          3
 Plains All American Pipeline                  120          4
 Range Resources                                85          3
                                                           --

 Total Energy                                              17
                                            -----------------

--------------------------------------------------------------------------------
 Financials -- 10.4%
--------------------------------------------------------------------------------
 Arch Capital Group *                           92          6
 Brown & Brown                                 195          4
 Commerce Bancshares                            33          1
 Cullen                                         57          3
 Douglas Emmett                                320          4
 Essex Property Trust                           35          3
 Hanover Insurance Group                       155          7
 Keycorp                                       420          4
 New York Community Bancorp                    335          4
 WR Berkley                                    132          4
                                                           --

 Total Financials                                          40
                                            -----------------

--------------------------------------------------------------------------------
 Health care -- 10.4%
--------------------------------------------------------------------------------
 Cephalon *                                     88          7
 Forest Laboratories *                         150          4
 King Pharmaceuticals *                        575          6
 Laboratory Corp. of America
    Holdings *                                  80          5





                                                         Value
                                             Shares      (000)
--------------------------------------------------------------------------------
 Omnicare                                      300        $ 8
 Perrigo                                       160          5
 Teleflex                                       87          5
                                                           --

 Total Health care                                         40
                                            -----------------

--------------------------------------------------------------------------------
 Industrials -- 16.5%
--------------------------------------------------------------------------------
 Ametek                                        156          5
 Armstrong World Industries                    115          2
 Brink's                                       160          4
 Copart *                                      100          3
 Covanta Holding *                             350          8
 FTI Consulting *                              105          5
 Kansas City Southern *                        100          2
 Kirby *                                        95          3
 Lincoln Electric Holdings                     106          5
 Quanta Services *                             150          3
 Republic Services, Cl A                       260          6
 Roper Industries                              120          5
 URS *                                         170          7
 Wabtec                                        130          5
                                                           --

 Total Industrials                                         63
                                            -----------------

--------------------------------------------------------------------------------
 Information technology -- 17.2%
--------------------------------------------------------------------------------
 Alliance Data Systems *                       210         10
 BMC Software *                                175          5
 Flir Systems *                                160          5
 Global Payments                               180          6
 Harris                                        120          4
 Itron *                                        80          5
 McAfee *                                      230          8
 SAIC *                                        295          6
 Sybase *                                      395         10
 Synopsys *                                    410          7
                                                           --

 Total Information technology                              66
                                            -----------------

--------------------------------------------------------------------------------
 Materials -- 1.8%
--------------------------------------------------------------------------------
 Martin Marietta Materials                      31          3
 Sigma-Aldrich                                  92          4
                                                           --

 Total Materials                                            7
                                           ------------------

--------------------------------------------------------------------------------
 Telecommunication services -- 1.1%
--------------------------------------------------------------------------------
 SBA Communications, Cl A *                    250          4
                                                           --

 Total Telecommunication services                           4
                                           ------------------

--------------------------------------------------------------------------------
 Utilities -- 9.0%
--------------------------------------------------------------------------------
 Centerpoint Energy                            535          7
 DPL                                           275          6
 Integrys Energy Group                         150          7
 NSTAR                                         210          8

Schedule of investments
Turner Midcap Equity Fund
December 31, 2008 (Unaudited)

                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 UGI                                           300        $ 7
                                                         ----

 Total Utilities                                           35
                                            -----------------

--------------------------------------------------------------------------------

 Total Common stock
    (Cost $406)                                           363
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Cash equivalent -- 4.3%
--------------------------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 1.676% **              16,455      16

--------------------------------------------------------------------------------

 Total Cash equivalent
    (Cost $16)                                             16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Investments -- 98.7%
    (Cost $422)+                              $           379
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $384.***
 *   Non-income producing security.
 **  Rate shown is the 7-day effective yield as of December
     31, 2008.
 *** Numbers have been rounded to the nearest thousand.
 Cl -- Class
 + At December 31, 2008, the tax basis cost of the Fund's investments was $434, and the unrealized appreciation and depreciation were $9 and $(64), respectively.***

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------

Schedule of investments
Turner Quantitative Broad Market Equity Fund
December 31, 2008 (Unaudited)

                                                         Value
                                             Shares      (000)
--------------------------------------------------------------------------------
 Common stock -- 97.2%
--------------------------------------------------------------------------------
 Consumer discretionary -- 9.9%
--------------------------------------------------------------------------------
 Coach *                                       120        $ 2
 Darden Restaurants                            170          5
 GameStop, Cl A *                              140          3
 Hasbro                                         70          2
 Johnson Controls                              260          5
 Leggett & Platt                               220          3
 Macy's                                        200          2
 Mattel                                        140          2
 McDonald's                                     60          4
 Pulte Homes                                   300          3
 Staples                                       110          2
 Time Warner                                   220          2
 VF                                             50          3
 Walt Disney                                   160          4
                                                           --

 Total Consumer discretionary                              42
                                            -----------------

--------------------------------------------------------------------------------
 Consumer staples -- 10.6%
--------------------------------------------------------------------------------
 Alberto-Culver, Cl B                           90          2
 Coca-Cola                                     120          5
 CVS/Caremark                                  110          3
 General Mills                                  30          2
 Kraft Foods, Cl A                             150          4
 Kroger                                        100          3
 Molson Coors Brewing, Cl B                     60          3
 PepsiCo                                        60          3
 Philip Morris International                   100          4
 Procter & Gamble                              130          8
 Safeway                                       120          3
 Wal-Mart Stores                                80          5
                                                           --

 Total Consumer staples                                    45
                                            -----------------

--------------------------------------------------------------------------------
 Energy -- 13.4%
--------------------------------------------------------------------------------
 Apache                                         50          4
 BJ Services                                   440          5
 Chevron                                        70          5
 ConocoPhillips                                 60          3
 El Paso                                       400          3
 Energy Transfer Partners LP                   110          4
 Exxon Mobil                                   200         16
 Noble Energy                                   80          4
 NuStar Energy LP                               90          4
 Transocean *                                   70          3
 Valero Energy                                 120          3
 XTO Energy                                    100          3
                                                           --

 Total Energy                                              57
                                            -----------------

--------------------------------------------------------------------------------
 Financials -- 12.9%
--------------------------------------------------------------------------------
 Alleghany *                                    10          3
 Annaly Capital Management                     180          3
 Bank of America                               190          3



                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Bank of New York Mellon                       100        $ 3
 Cincinnati Financial                          110          3
 CNA Financial                                 160          3
 First American                                 90          3
 IntercontinentalExchange *                     30          2
 JPMorgan Chase                                200          6
 Loews                                         130          4
 Markel *                                        5          1
 NASDAQ OMX Group *                            110          3
 NYSE Euronext                                  90          2
 Odyssey Re Holdings                            50          3
 PNC Financial Services Group                   50          2
 State Street                                   70          3
 Tree.com *                                      1         --
 Unum Group                                    140          3
 Wells Fargo                                   210          6
                                                           --

 Total Financials                                          56
                                            -----------------

--------------------------------------------------------------------------------
 Health care -- 15.0%
--------------------------------------------------------------------------------
 Abbott Laboratories                            70          4
 AmerisourceBergen, Cl A                        90          3
 Amgen *                                        50          3
 Bristol-Myers Squibb                          210          5
 Dentsply International                         70          2
 Eli Lilly                                      70          3
 Endo Pharmaceuticals Holdings *               160          4
 Genzyme *                                      50          3
 Gilead Sciences *                              40          2
 Johnson & Johnson                             100          6
 Merck                                         140          4
 Pfizer                                        290          5
 Pharmaceutical Product Development            120          4
 Quest Diagnostics                              80          4
 Resmed *                                       90          3
 St. Jude Medical *                            110          4
 UnitedHealth Group                             70          2
 Wyeth                                          90          3
                                                           --

 Total Health care                                         64
                                            -----------------

--------------------------------------------------------------------------------
 Industrials -- 9.3%
--------------------------------------------------------------------------------
 Aecom Technology *                             70          2
 Avery Dennison                                 90          3
 Cintas                                        130          3
 Delta Air Lines *                             310          4
 Fluor                                          40          2
 General Electric                              520          8
 Goodrich                                      110          4
 JetBlue Airways *                             420          3
 Northrop Grumman                               60          3
 Rockwell Automation                           100          3
 United Technologies                            40          2

Schedule of investments
Turner Quantitative Broad Market Equity Fund
December 31, 2008 (Unaudited)


                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 URS *                                          70        $ 3
                                                         ----

 Total Industrials                                         40
                                            -----------------

--------------------------------------------------------------------------------
 Information technology -- 15.5%
--------------------------------------------------------------------------------
 Apple *                                        50          4
 CA                                            110          2
 Cisco Systems *                               210          4
 Fidelity National Information Services        260          4
 Google, Cl A *                                 20          6
 Harris                                         60          2
 Hewlett-Packard                                90          3
 Intel                                         320          5
 International Business Machines                50          4
 Juniper Networks *                            190          3
 Kla-Tencor                                    140          3
 Lam Research *                                160          3
 Maxim Integrated Products                     250          3
 Microsoft                                     280          6
 Nuance Communications *                       320          3
 Nvidia *                                      330          3
 Oracle *                                      230          4
 QUALCOMM                                      100          4
                                                           --

 Total Information technology                              66
                                            -----------------

--------------------------------------------------------------------------------
 Materials -- 3.1%
--------------------------------------------------------------------------------
 Airgas                                         70          3
 Nucor                                          50          2
 Owens-Illinois *                              150          4
 Vulcan Materials                               60          4
                                                           --

 Total Materials                                           13
                                            -----------------

--------------------------------------------------------------------------------
 Telecommunication services -- 3.2%
--------------------------------------------------------------------------------
 American Tower, Cl A *                         70          2
 AT&T                                          270          8
 Verizon Communications                        120          4
                                                           --

 Total Telecommunication services                          14
                                            -----------------

--------------------------------------------------------------------------------
 Utilities -- 4.3%
--------------------------------------------------------------------------------
 American Water Works                          190          4
 Calpine *                                     390          3
 Exelon                                         40          2
 NRG Energy *                                  110          3
 Pepco Holdings                                170          3
 TECO Energy                                   310          4
                                                           --

 Total Utilities                                           19
                                            -----------------

--------------------------------------------------------------------------------

 Total Common stock
    (Cost $450)                                           416
--------------------------------------------------------------------------------








                                                      Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Cash equivalent -- 2.6%
--------------------------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 1.676% **               11,094   $ 11

--------------------------------------------------------------------------------

 Total Cash equivalent
    (Cost $11)                                             11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Investments -- 99.8%
    (Cost $461)+                              $           427
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $428.***
 *   Non-income producing security.
 **  Rate shown is the 7-day effective yield as of December
     31, 2008.
***  Numbers have been rounded to the nearest thousand.
Cl -- Class
LP -- Limited Partnership
 Amounts designated as "--" have been rounded to $0.

 + At December 31, 2008, the tax basis cost of the Fund's investments was $461, and the unrealized appreciation and depreciation were $9 and $(43), respectively.***

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

--------------------------------------------------------------------------------

Schedule of investments
Turner Small Cap Equity Fund
December 31, 2008 (Unaudited)

                                                        Value
                                           Shares       (000)
--------------------------------------------------------------------------------
 Common stock -- 96.0%
--------------------------------------------------------------------------------
 Consumer discretionary -- 11.0%
--------------------------------------------------------------------------------
 99 Cents Only Stores *                     30,770      $ 336
 Aaron Rents                                 9,350        249
 American Public Education *                 6,130        228
 Bally Technologies *                       15,390        370
 Buffalo Wild Wings *                       11,330        291
 Career Education *                         20,480        367
 Hillenbrand                                   360          6
 Matthews International, Cl A                7,490        275
 PetMed Express *                           10,190        180
 Polaris Industries #                        4,130        118
 Tractor Supply *                            9,920        358
 Tupperware Brands                          11,200        254
                                                         ----

 Total Consumer discretionary                           3,032
                                              ---------------

--------------------------------------------------------------------------------
 Consumer staples -- 4.8%
--------------------------------------------------------------------------------
 BJ's Wholesale Club *                      11,290        387
 Chattem *                                   4,220        302
 Elizabeth Arden *                           5,460         69
 Green Mountain Coffee Roasters * #          5,500        213
 TreeHouse Foods *                           5,350        146
 Winn-Dixie Stores *                        14,130        227
                                                         ----

 Total Consumer staples                                 1,344
                                              ---------------

--------------------------------------------------------------------------------
 Energy -- 3.4%
--------------------------------------------------------------------------------
 Comstock Resources *                        5,250        248
 Linn Energy LLC #                          18,890        283
 Oceaneering International *                 6,050        176
 Unit *                                      8,340        223
                                                         ----

 Total Energy                                             930
                                             ----------------

--------------------------------------------------------------------------------
 Financials -- 22.3%
--------------------------------------------------------------------------------
 Allied World Assurance Holdings             8,580        348
 Cash America International                 10,070        275
 Ezcorp, Cl A *                             29,440        448
 First Commonwealth Financial #             29,030        359
 Glacier Bancorp                            16,400        312
 Greenhill #                                 4,600        321
 HCC Insurance Holdings                     14,070        376
 Investors Bancorp *                        25,490        342
 IPC Holdings                               13,100        392
 Lazard, Cl A                               11,350        338
 Omega Healthcare Investors                 18,780        300
 Potlatch                                   10,540        274
 ProAssurance *                              6,091        322
 Prosperity Bancshares                      13,660        404
 Signature Bank *                           12,990        373
 Tanger Factory Outlet Centers               7,760        292
 Texas Capital Bancshares *                 10,040        134
 Tower Group                                 5,710        161




                                                        Value
                                            Shares      (000)
--------------------------------------------------------------------------------
 UCBH Holdings                              56,250      $ 387
                                                       ------

 Total Financials                                       6,158
                                              ---------------

--------------------------------------------------------------------------------
 Health care -- 14.2%
--------------------------------------------------------------------------------
 Acorda Therapeutics *                       4,560         94
 Amedisys * #                                4,700        194
 Catalyst Health Solutions *                 9,980        243
 Conmed *                                   16,600        397
 Emergency Medical Services, Cl A *          9,570        350
 Invacare                                   10,610        165
 Martek Biosciences                         10,500        318
 Medicines *                                12,420        183
 Natus Medical *                            14,240        185
 Onyx Pharmaceuticals *                      9,670        330
 Par Pharmaceutical *                       20,090        270
 Psychiatric Solutions *                     9,670        269
 Sequenom *                                  9,970        198
 SonoSite *                                  9,120        174
 STERIS                                      8,550        204
 Viropharma *                               26,420        344
                                                         ----

 Total Health care                                      3,918
                                              ---------------

--------------------------------------------------------------------------------
 Industrials -- 13.1%
--------------------------------------------------------------------------------
 Aerovironment *                             9,130        336
 American Science & Engineering              3,210        237
 Axsys Technologies *                        3,440        189
 Badger Meter                                4,680        136
 Clean Harbors *                             5,610        356
 EMCOR Group *                               7,720        173
 Genesee & Wyoming, Cl A *                  10,620        324
 JetBlue Airways *                          19,990        142
 MasTec *                                    6,110         71
 Moog, Cl A *                                6,650        243
 Orbital Sciences *                          9,740        190
 Perini *                                   14,570        341
 SYKES Enterprises *                         8,590        164
 Team *                                      8,970        249
 Teledyne Technologies *                     6,750        301
 Toro                                        5,680        187
                                                         ----

 Total Industrials                                      3,639
                                              ---------------

--------------------------------------------------------------------------------
 Information technology -- 12.3%
--------------------------------------------------------------------------------
 Comtech Telecommunications *                7,340        336
 CSG Systems International *                22,550        394
 EPIQ Systems *                              4,690         78
 Exar *                                     37,880        253
 Interwoven *                               19,300        243
 Mantech International, Cl A *               7,170        389
 MAXIMUS                                     7,070        248
 Microsemi *                                 8,880        112
 Nice Systems ADR *                         11,780        265
 Quest Software *                           15,780        199

Schedule of investments
Turner Small Cap Equity Fund
December 31, 2008 (Unaudited)

                                                       Value
                                           Shares      (000)
--------------------------------------------------------------------------------
 Silicon Laboratories *                      5,370      $ 133
 Tellabs *                                  48,970        202
 Verigy *                                   11,640        112
 Websense *                                 12,030        180
 Zoran *                                    38,960        266
                                                         ----

 Total Information technology                           3,410
                                              ---------------

--------------------------------------------------------------------------------
 Materials -- 7.4%
--------------------------------------------------------------------------------
 Calgon Carbon *                            22,570        346
 Koppers Holdings                            9,000        194
 Minerals Technologies                       3,540        145
 OM Group *                                 17,040        360
 Rock-Tenn, Cl A                            10,350        354
 Sensient Technologies                      13,870        331
 Texas Industries #                          8,980        310
                                                         ----

 Total Materials                                        2,040
                                              ---------------

--------------------------------------------------------------------------------
 Utilities -- 7.5%
--------------------------------------------------------------------------------
 Avista                                     23,990        465
 New Jersey Resources                       14,235        560
 Northwest Natural Gas                       2,990        132
 Piedmont Natural Gas                       14,370        455
 South Jersey Industries                     5,870        234
 Southwest Gas                               8,800        222
                                                         ----

 Total Utilities                                        2,068
                                              ---------------

--------------------------------------------------------------------------------

 Total Common stock
    (Cost $26,846)                                     26,539
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Cash equivalent -- 9.4%
--------------------------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares,                    2,600,516    2,601
  1.676% ** (1)

--------------------------------------------------------------------------------

 Total Cash equivalent
    (Cost $2,601)                                       2,601
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Investments -- 105.4%
    (Cost $29,447)+                             $      29,140
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $27,646.***
 *   Non-income producing security.
 **  Rate shown is the 7-day effective yield as of December
     31, 2008.
 *** Numbers have been rounded to the nearest thousand.
 # Security fully or partially on loan at December 31, 2008. The total value of securities on loan at December 31, 2008 was $1,397,513. Certain of these securities may have been sold prior to period end.
 (1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at December 31, 2008 was $1,381,677.
 ADR -- American Depositary Receipt
 Cl -- Class
LLC -- Limited Liability Company
 + At December 31, 2008, the tax basis cost of the Fund's investments was $29,900, and the unrealized appreciation and depreciation were $1,700 and $(2,460), respectively.***

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Schedule of investments
Turner Quantitative Large Cap Value Fund
December 31, 2008 (Unaudited)


                                                         Value
                                             Shares      (000)
--------------------------------------------------------------------------------
 Common stock -- 97.2%
--------------------------------------------------------------------------------
 Consumer discretionary -- 6.5%
--------------------------------------------------------------------------------
 Comcast, Cl A                                 420        $ 7
 Genuine Parts                                  70          3
 Home Depot                                    340          8
 Leggett & Platt                               210          3
 Lowe's                                        350          7
 Newell Rubbermaid                             460          4
 Time Warner                                   660          7
 Walt Disney                                   310          7
                                                           --

 Total Consumer discretionary                              46
                                            -----------------

--------------------------------------------------------------------------------
 Consumer staples -- 9.7%
--------------------------------------------------------------------------------
 Clorox                                         60          3
 Coca-Cola                                     140          7
 HJ Heinz                                      210          8
 Kimberly-Clark                                150          8
 Kraft Foods, Cl A                             290          8
 Lorillard                                     130          7
 Procter & Gamble                              350         22
 Wal-Mart Stores                               130          7
                                                           --

 Total Consumer staples                                    70
                                            -----------------

--------------------------------------------------------------------------------
 Energy -- 17.0%
--------------------------------------------------------------------------------
 Anadarko Petroleum                             80          3
 Apache                                         70          5
 Chevron                                       320         24
 ConocoPhillips                                240         12
 Devon Energy                                   80          5
 Exxon Mobil                                   670         54
 Marathon Oil                                  270          7
 Spectra Energy                                490          8
 XTO Energy                                    110          4
                                                           --

 Total Energy                                             122
                                             ----------------

--------------------------------------------------------------------------------
 Financials -- 23.0%
--------------------------------------------------------------------------------
 Annaly Capital Management                     580          9
 AON                                           180          8
 Bank of America                               460          7
 Bank of New York Mellon                       200          6
 BOK Financial                                 160          6
 Chubb                                         190         10
 Cincinnati Financial                          320          9
 Citigroup                                     530          4
 CME Group                                      10          2
 Fifth Third Bancorp                           290          2
 Franklin Resources                             80          5
 Hudson City Bancorp                           590          9
 Huntington Bancshares                         480          4
 JPMorgan Chase                                740         23
 Keycorp                                       290          2
 Marshall & Ilsley                             420          6



                                                         Value
                                             Shares      (000)
--------------------------------------------------------------------------------
 MetLife                                        80        $ 3
 PNC Financial Services Group                   70          3
 Regions Financial                             340          3
 SunTrust Banks                                 70          2
 Torchmark                                     190          9
 Unum Group                                    520         10
 US Bancorp                                    210          5
 Wells Fargo                                   620         18
                                                          ---

 Total Financials                                         165
                                             ----------------

--------------------------------------------------------------------------------
 Health care -- 12.7%
--------------------------------------------------------------------------------
 Amgen *                                       160          9
 Bristol-Myers Squibb                          670         16
 Cardinal Health                               120          4
 Covidien                                       80          3
 Hospira *                                     200          5
 Johnson & Johnson                             350         21
 Merck                                         270          8
 Pfizer                                      1,060         19
 Watson Pharmaceuticals *                      240          7
                                                           --

 Total Health care                                         92
                                            -----------------

--------------------------------------------------------------------------------
 Industrials -- 10.9%
--------------------------------------------------------------------------------
 Cintas                                        200          5
 Delta Air Lines *                             390          4
 FedEx                                         110          7
 General Dynamics                              110          6
 General Electric                            1,580         26
 ITT                                           210         10
 Raytheon                                      160          8
 United Technologies                           140          7
 Waste Management                              140          5
                                                           --

 Total Industrials                                         78
                                            -----------------

--------------------------------------------------------------------------------
 Information technology -- 2.4%
--------------------------------------------------------------------------------
 Affiliated Computer Services, Cl A *           60          3
 CA                                            220          4
 Computer Sciences *                            70          2
 EMC *                                         470          5
 Symantec *                                    210          3
                                                           --

 Total Information technology                              17
                                            -----------------

--------------------------------------------------------------------------------
 Materials -- 3.4%
--------------------------------------------------------------------------------
 Ball                                          120          5
 Owens-Illinois *                              280          8
 PPG Industries                                140          6
 Sigma-Aldrich                                 150          6
                                                           --

 Total Materials                                           25
                                            -----------------

--------------------------------------------------------------------------------
 Telecommunication services -- 6.0%
--------------------------------------------------------------------------------
 AT&T                                          990         28

Schedule of investments
Turner Quantitative Large Cap Value Fund
December 31, 2008 (Unaudited)

                                                         Value
                                             Shares      (000)
--------------------------------------------------------------------------------
 Verizon Communications                        440       $ 15
                                                        -----

 Total Telecommunication services                          43
                                            -----------------

--------------------------------------------------------------------------------
 Utilities -- 5.6%
--------------------------------------------------------------------------------
 DTE Energy                                    190          7
 FirstEnergy                                   140          7
 Oneok                                         310          9
 SCANA                                         240          8
 Xcel Energy                                   480          9
                                                           --

 Total Utilities                                           40
                                            -----------------

--------------------------------------------------------------------------------

 Total Common stock
    (Cost $784)                                           698
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Cash equivalent -- 1.4%
--------------------------------------------------------------------------------
 BlackRock TempCash Fund
  Institutional Shares, 1.676% **               10,125     10

--------------------------------------------------------------------------------

 Total Cash equivalent
    (Cost $10)                                             10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Total Investments -- 98.6%
    (Cost $794)+                              $           708
--------------------------------------------------------------------------------

 Percentages are based on Net Assets of $718.***
 *   Non-income producing security.
 **  Rate shown is the 7-day effective yield as of December
     31, 2008.
 *** Numbers have been rounded to the nearest thousand.
 Cl -- Class
 + At December 31, 2008, the tax basis cost of the Fund's investments was $794, and the unrealized appreciation and depreciation were $25 and $(111), respectively.***

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for a fund's financial statements issued after December 31, 2007. In accordance with FAS 157, fair value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments) The valuation techniques used by the Turner Funds (the "Funds") to measure fair value in accordance with FAS 157 during the period ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments in accordance with FAS 157 carried at value (000):

Investments in Securities                              Level 1             Level 2++           Level 3        Total
---------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund              $          29,326  $              -  $              -  $         29,326
Turner Core Growth Fund                                444,042                 -                 -           444,042
Turner Emerging Growth Fund                            350,285                 -                 -           350,285
Turner Large Cap Growth Fund                            23,813                 -                 -            23,813
Turner Midcap Growth Fund                              799,901                 -                 -           799,901
Turner New Enterprise Fund                              18,118                 -                 -            18,118
Turner Small Cap Growth Fund                           201,500                 -                 -           201,500
Turner International Core Growth Fund                      602             1,964                 -             2,566
Turner Midcap Equity Fund                                  379                 -                 -               379
Turner Quantitative Broad Market Equity Fund               427                 -                 -               427
Turner Small Cap Equity Fund                            29,140                 -                 -            29,140
Turner Quantitative Large Cap Value Fund                   708                 -                 -               708
---------------------------------------------------------------------------------------------------------------------

++ Represents securities trading primarily outside the United States the values of which were adjusted as a result os significiant market movements following the close of local trading.

Item 2.   Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the "Act")) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Turner Funds


By (Signature and Title)                 /s/ Thomas R. Trala, Jr.
                                         ---------------------------------------
                                         Thomas R. Trala, Jr., President and CEO

Date: February, 20 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                 /s/ Thomas R. Trala, Jr.
                                         ---------------------------------------
                                         Thomas R. Trala, Jr., President and CEO

Date: February 20, 2009


By (Signature and Title)                 /s/ Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson, Controller and CFO

Date: February 20, 2009